Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 28 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following condensed financial information of the parent company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements, except that the parent company’s investment in its subsidiary is presented at cost and such investment is presented on the separate condensed balance sheets of the parent company as “Investment in a subsidiary”.

The parent company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2025 and 2024, there were no material commitments or contingencies, significant provisions for long-term obligations, mandatory dividend or redemption requirements of redeemable shares or guarantees of the Parent Company except for those which have been separately disclosed in the consolidated financial statements, if any.

(a)	Condensed balance sheets

	December 31,		December 31,
	2025		2024
Assets
Current assets:
Cash and cash equivalents	$331,946		$5,019
Due from subsidiaries	649,611		—
Redemption receivable, net	8,222,754		—
Prepayments, deposits and other receivables, net	68,789		—
Deferred offering cost	—		671,321
Total current assets	9,273,100		676,340

Non-current assets:
Investment in a subsidiary	—	*	—	*
Plant and equipment	8,076		—
Operating lease right-of-use assets	217,185		—
Total non-current assets	225,261		—

Total assets	$9,498,361		$676,340

Current liabilities:
Amount due to a subsidiary	$806,594		$176,237
Other payables and accruals	211,475		—
Operating lease liabilities	147,752		—
Total current liabilities	1,165,821		176,237

Non-current liabilities:
Operating lease liabilities	101,677		—
Total non-current liabilities	101,677		—

Total liabilities	$1,267,498		$176,237

Shareholders’ equity:
Ordinary shares, $0.03 (equivalent to HK$0.25) par value, 4,000,000,000 shares authorized, 20,000,000 and 22,690,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively	$727,244		$641,026
Additional paid-in capital	8,295,213		—
Accumulated deficit	(791,594)		(140,923)
Total shareholders’ equity	8,230,863		500,103
Total liabilities and shareholders’ equity	$9,498,361		$676,340

*	Amount less than $1.

(b)	Condensed statements of operations and comprehensive (loss) income

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Operating expenses:
General and administrative expenses	$(918,255)	$(140,942)	$—
Total operating expenses	(918,255)	(140,942)	—

Loss from operations	(918,255)	(140,942)	—

Other income, net	267,584	19	—
Dividend income from subsidiaries	—	3,377,564	247,731
Total other income, net	267,584	3,377,583	247,731

(Loss) income before income taxes	(650,671)	3,236,641	247,731
Income taxes	—	—	—
Net (loss) income and comprehensive (loss) income	$(650,671)	$3,236,641	$247,731
(c)	Condensed statements of cash flows

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Cash flows from operating activities:
Net (loss) income	$(650,671)	$3,236,641	$247,731
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Fair value changes of short-term investments	(318,359)	—	—
Provision for allowance for expected credit losses	54,579	—	—
Expensed deferred listing fee	—	137,596	—
Changes in operating assets and liabilities:	706	—	—
Prepayment, deposit and other receivables, net	(68,789)	—	—
Other payables and accruals	217,383	—	—
Lease liabilities - operating leases	32,244	—	—
Net cash (used in) provided by operating activities	$(732,907)	$3,374,237	$247,731

Cash flows from investing activities
Purchase of short-term investments	$(7,958,974)	$—	$—
Advance to a subsidiary	(649,611)	—	—
Purchase of plant and equipment	(8,782)	—	—
Net cash used in investing activities	$(8,617,367)	$—	$—

Cash flows from financing activities
Issuance of ordinary shares	$—	$—	$641,026
Net proceeds from initial public offering	8,915,989	—	—
Net proceeds from share over-allotment	696,792	—	—
Payment of deferred offering cost	(565,937)	(20,026)	(633,891)
Advance from a subsidiary	630,357	28,372	—
Repayment to a subsidiary	—	—	(7,135)
Dividend paid	—	(3,377,564)	(247,731)
Net cash provided by (used in) financing activities	$9,677,201	$(3,369,218)	$(247,731)

Net increase in cash and cash equivalents	$326,927	$5,019	$—

Cash and cash equivalents at beginning of year	5,019	—	—

Cash and cash equivalents at end of year	$331,946	$5,019	$—